Subsequent Events	1 Months Ended	6 Months Ended
	Mar. 31, 2013	Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events	Note 7 – Subsequent Events There were no subsequent events through the date these financial statements were issued.	Note 6 – Subsequent Events There were no subsequent events through the date these financial statements were issued.